Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Description of Business

Description of Business

Auddia Inc., formerly Clip Interactive, LLC, (the “Company”, “Auddia”, “we”, “our”) is a technology company that is reinventing how consumers engage with audio through the development of a proprietary AI platform for audio and innovative technologies for podcasts. Clip Interactive, LLC was initially formed as a Colorado limited liability company on January 14, 2012, and on November 25, 2019, changed its trade name to Auddia.

On February 16, 2021, the Company completed an initial public offering (the “IPO”) of 3,991,818 units, at $4.125 per unit, consisting of one share of common stock and one Series A warrant to purchase one share of common stock at an exercise price of $4.54 per share. In addition, the underwriters exercised their option to purchase 598,772 Series A warrants to cover over-allotments and were issued 319,346 in representative warrants at an exercise price of $5.15625 per share. After deducting underwriters’ commissions and expenses, the Company received net proceeds of approximately $15.1 million and its common stock commenced trading on Nasdaq under the ticker symbol “AUUD”. Concurrently with the IPO, holders of the Company’s promissory notes, convertible notes, and related party notes, along with accrued interest, were converted into 6,814,570 shares of the Company’s common stock.

Concurrently with the IPO the Company converted from a Colorado limited liability company to a Delaware corporation.

Basis of Presentation	Basis of Presentation The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).
Unaudited interim financial information

Unaudited interim financial information

The condensed financial statements of the Company included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from this prospectus, as is permitted by such rules and regulations. The condensed balance sheet as of December 31, 2022 has been derived from the financial statements included in the Company’s annual report on Form 10-K. Accordingly, these condensed financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K. The results for any interim period are not necessarily indicative of results for any future period. The Company recorded all adjustments necessary for a fair statement of the results for the interim period and all such adjustments are of a normal recurring nature.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The condensed financial statements include some amounts that are based on management's best estimates and judgments. The most significant estimates relate to valuation of capital stock, warrants and options to purchase shares of the Company's common stock, and the estimated recoverability and amortization period for capitalized software development costs. These estimates may be adjusted as more current information becomes available, and any adjustment could be significant.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to various risks and uncertainties frequently encountered by companies in the early stages of development. Such risks and uncertainties include, but are not limited to, its limited operating history, competition from other companies, limited access to additional funds, dependence on key personnel, and management of potential rapid growth. To address these risks, the Company must, among other things, develop its customer base; implement and successfully execute its business and marketing strategy; develop follow-on products; provide superior customer service; and attract, retain, and motivate qualified personnel. There can be no guarantee that the Company will be successful in addressing these or other such risks.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period to comply with certain new or revised accounting standards that have different effective dates for public and private companies.

Going Concern

Going Concern

The Company had cash of $3,605,144 as of June 30, 2023. We will need additional funding to complete the development of our full product line and scale products with a demonstrated market fit. Management has plans to secure such additional funding. If we are unable to raise capital when needed or on acceptable terms, we would be forced to delay, reduce, or eliminate our technology development and commercialization efforts.

As a result of the Company’s recurring losses from operations, and the need for additional financing to fund its operating and capital requirements, there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Management has plans to mitigate the conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern, such as the White Lion equity line of credit (refer to Note 8) and additional future financing agreements. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s current level of cash are not sufficient to execute our business plan. For the foreseeable future, we will incur significant operating expenses, capital expenditures and working capital funding that will deplete our cash on hand by November 2023.

Cash

Cash

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company had no cash equivalents as of June 30, 2023 or December 31, 2022.

The Company maintains cash deposits at several financial institutions, which are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company’s cash balance may at times exceed these limits. At June 30, 2023, the Company had approximately $3.4 million in excess of federally insured limits. As at December 31, 2022, the Company had approximately $1.4 million in excess of federally insured limits. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests.

Software Development Costs

Software Development Costs

The Company accounts for costs incurred in the development of computer software as software research and development costs until the preliminary project stage is completed, management has committed to funding the project, and completion and use of the software for its intended purpose is probable.

The Company ceases capitalization of development costs once the software has been substantially completed and is available for its intended use. Software development costs are amortized over a useful life estimated by the Company’s management of three years. Costs associated with significant upgrades and enhancements that result in additional functionality are capitalized. Capitalized costs are subject to an ongoing assessment of recoverability based on anticipated future revenues and changes in software technologies.

Unamortized capitalized software development costs determined to be in excess of anticipated future net revenues are considered impaired and expensed during the period of such determination. We determined that no such impairments were required during the three months and six month period ended June 30, 2023. Software development costs of $258,929 and $617,411 were capitalized for the three months ended June 30, 2023, and 2022, respectively and $529,503 and $1,278,625 were capitalized for the six months ended June 30, 2023 and 2022, respectively. Amortization of capitalized software development costs were $436,425 and $262,703 for the three months ended June 30, 2023, and 2022, respectively and $872,850 and $430,739 for the six months ended June 30, 2023 and 2022, respectively and are included in depreciation and amortization expense in the Company’s condensed statement of operations.

Revenue Recognition

Revenue Recognition

Revenue will be measured according to Accounting Standards Codification (“ASC”) 606, Revenue – Revenue from Contracts with Customers, and will be recognized based on consideration specified in a contract with a customer, and excludes any sales incentives and amounts collected on behalf of third parties. We will recognize revenue when we satisfy a performance obligation by transferring control over a service or product to a customer. We will report revenues net of any tax assessed by a governmental authority that is both imposed on, and concurrent with, a specific revenue-producing transaction between a seller and a customer in our condensed statements of operations. Collected taxes will be recorded within Other current liabilities until remitted to the relevant taxing authority.

Subscriber revenue will consist primarily of subscription fees and other ancillary subscription-based revenues. Revenue will be recognized on a straight-line basis when the performance obligations to provide each service for the period are satisfied, which is over time as our subscription services are continuously available and can be consumed by customers at any time. There is no revenue recognized for unpaid trial subscriptions.

Customers may pay for the services in advance of the performance obligation and therefore these prepayments are recorded as deferred revenue. The deferred revenue will be recognized as revenue in our statement of operations as the services are provided.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees, directors, and consultants and recognizes the compensation expense for share-based awards based on the estimated fair value of the awards on the date of grant in accordance with ASC 718.

Compensation expense for all share-based awards is based on the estimated grant-date fair value and recognized in earnings over the requisite service period (generally the vesting period). The Company records share-based compensation expense related to non-employees over the related service periods.

Certain share-based compensation awards include a net-share settlement feature that provides the grantee an option to withhold shares to satisfy tax withholding requirements and are classified as a share-based compensation liability. Cash paid to satisfy tax withholdings is classified as financing activities in the condensed statements of cash flows.

Recently Adopted ASUs

Recently Adopted ASUs

ASU 2016-13-Financial Instruments-Credit Losses- The new guidance makes significant changes to the accounting for credit losses on financial instruments and disclosures about them. Specifically, the new CECL impairment model requires an estimate of expected credit losses, measured over the contractual life of an instrument, that considers forecasts of future economic conditions in addition to information about past events and current conditions. The Company adopted the new standard beginning January 1, 2023. The adoption of the new standard did not have a material impact to the Company’s financial statements.